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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                            Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

At the date of filing there are no shareholders and no assets in this fund. The Fund merged into another Pioneer fund on October 19,2007.

ITEM 1. Schedule of Investments.


Pioneer Interest Shares
SCHEDULE OF INVESTMENTS  09/30/2007

Shares                                                           Value

         ASSET BACKED SECURITIES - 2.7 %
         Consumer Services - 0.4 %
         Restaurants - 0.4 %
350,000  Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (14$ 359,489
         Total Consumer Services                              $ 359,489
         Food & Drug Retailing - 0.5 %
         Food Retail - 0.5 %
455,000  Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37     $ 440,281
         Total Food & Drug Retailing                          $ 440,281
         Diversified Financials - 0.6 %
         Other Diversified Finance Services - 0.6 %
235,245  Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)    $ 247,911
316,395  Power Receivables Finance, 6.29%, 1/1/12 (144A)        325,808
                                                              $ 573,719
         Total Diversified Financials                         $ 573,719
         Utilities - 1.2 %
         Electric Utilities - 1.2 %
235,137  Crocket Cogeneration, 5.869%, 3/30/25 (144A)         $ 233,178
340,110  FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    352,316
249,200  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        254,495
212,107  Tenaska Alabama, 7.0%, 6/30/21 (144A)                  213,063
                                                              $1,053,052
         Total Utilities                                      $1,053,052
         TOTAL ASSET BACKED SECURITIES
         (Cost  $2,395,193)                                   $2,426,541
         COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9 %
         Banks - 1.6 %
         Thrifts & Mortgage Finance - 1.6 %
 40,606 Impac Securities Assets Corp., Floating Rate Note, 11$ 40,640 128,835 Impac Securities Assets Corp., Floating Rate Note, 2/ 130,848
740,000  SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49        682,917
250,000  SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49        222,485
185,000  SBA CMBS Trust, 6.709%, 11/15/36                       180,272
135,000  T SRA R 2006-1 B, 5.7467%, 10/15/36                    132,917
 65,026  Wells Fargo Mortgage Backed Securities, 5.25, 12/25/3   62,230
                                                              $1,452,309
         Total Banks                                          $1,452,309
         Diversified Financials - 0.8 %
         Diversified Financial Services - 0.8 %
100,000  CS First Boston Mortgage Security, 7.0%, 5/25/32     $ 100,219
 74,515  First Horizon Mortgage Pass- Through Trust 5.0%, 3/25   72,536
120,000  Global Signal, 7.036%, 2/15/36 (144A)                  115,260
143,889  Morgan Stanley Capital I, 5.25%, 12/25/17              141,242
 49,587  Morgan Stanley Capital I, 7.0%, 7/25/33                 50,579
196,895  RALI 2005-QA10 A41, 5.7412%, 9/25/35                   196,405
 22,053  Salomon Brothers Mortgage Securities CMON, 8.0%, 9/25   22,169
                                                              $ 698,410
         Total Diversified Financials                         $ 698,410
         Government - 0.5 %
         Government - 0.5 %
455,634  Freddie Mac, 6.1%, 9/15/18                           $ 449,147
         Total Government                                     $ 449,147
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost  $2,712,716)                                   $2,599,866
         CORPORATE BONDS - 15.3 %
         Energy - 0.9 %
         Oil & Gas Equipment And Services - 0.3 %
275,000  Holly Energy Partners LP, 6.25%, 3/1/15              $ 255,750
         Oil & Gas Exploration & Production - 0.1 %
 70,000  Southern Star Central Corp., 6.75%, 3/1/16           $  66,938
         Oil & Gas Refining & Marketing - 0.5 %
115,000  Boardwalk Pipelines LLC, 5.5%, 2/1/17                $ 111,086
335,000  Semco Energy, Inc., 7.125%, 5/15/08                    335,901
                                                              $ 446,987
         Total Energy                                         $ 769,675
         Materials - 1.5 %
         Aluminum - 0.7 %
590,000  Novelis, Inc., 7.25%, 02/15/15                       $ 569,350
         Commodity Chemicals - 0.5 %
500,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                  $ 472,500
         Paper Products - 0.3 %
375,000  Bowater, Inc., 9.375%, 12/15/21                      $ 282,188
         Total Materials                                      $1,324,038
         Capital Goods - 1.0 %
         Electrical Component & Equipment - 0.2 %
141,446  Orcal Geothermal, 6.21%, 12/30/20 (144A)             $ 143,913
         Trading Companies & Distributors - 0.8 %
750,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $ 738,716
         Total Capital Goods                                  $ 882,629
         Consumer Services - 0.5 %
         Casinos & Gaming - 0.2 %
205,000  Station Casinos, Inc., 6.625%, 3/15/18               $ 171,688
         Education Services - 0.3 %
295,000  President & Fellows of Harvard, 6.3%, 10/1/37        $ 311,072
         Total Consumer Services                              $ 482,760
         Health Care Equipment & Services - 0.3 %
         Health Care Facilities - 0.3 %
235,000  HCA, Inc., 9.625%, 11/15/16                          $ 250,863
         Total Health Care Equipment & Services               $ 250,863
         Pharmaceuticals & Biotechnology - 0.4 %
         Pharmaceuticals - 0.4 %
395,000  Valeant Pharmaceuticals, 7.0%, 12/15/11              $ 387,100
         Total Pharmaceuticals & Biotechnology                $ 387,100
         Banks - 0.2 %
         Diversified Banks - 0.2 %
200,000  TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              $ 198,620
         Total Banks                                          $ 198,620
         Diversified Financials - 1.4 %
         Asset Management & Custody Banks - 0.1 %
 85,000  Eaton Vance Corp., 6.5%, 10/2/17                     $  84,883
         Consumer Finance - 1.3 %
575,000  Ford Motor Credit Co., 5.7%, 1/15/10                 $ 540,732
815,000  SLM Corp., Floating Rate Note, 7/25/14                 586,800
                                                              $1,127,532
         Total Diversified Financials                         $1,212,415
         Insurance - 4.9 %
         Life & Health Insurance - 0.8 %
725,000  Presidential Life Corp., 7.875%, 2/15/09             $ 725,000
         Multi-Line Insurance - 1.9 %
550,000  Hanover Insurance Group, 7.625%, 10/15/25            $ 570,662
460,000  Liberty Mutual Group, 7.0%, 3/15/37 (144A)             429,074
700,000  Loew Corp., 5.25%, 3/15/16                             673,188
                                                              $1,672,924
         Property & Casualty Insurance - 1.6 %
275,000  Ambac Financial Group, Inc., Floating Rate Note, 2/15$ 237,275
750,000  Kingsway America, Inc., 7.5%, 2/1/14                   764,470
450,000  Ohio Casualty Corp., 7.3%, 6/15/14                     481,284
                                                              $1,483,029
         Reinsurance - 0.6 %
520,000  Platinum Underwriters HD, 7.5%, 6/1/17               $ 550,688
         Total Insurance                                      $4,431,641
         Real Estate - 1.8 %
         Real Estate Management & Development - 1.0 %
980,000  Forest City Enterprises, 7.625%, 6/1/15              $ 923,650
         Real Estate Investment Trust - 0.8 %
550,000  Health Care Real Estate Investment Trust, Inc., 6.2%,$ 533,242
135,000  Trustreet Properties, Inc., 7.5%, 4/1/15               144,717
                                                              $ 677,959
         Total Real Estate                                    $1,601,609
         Technology Hardware & Equipment - 1.1 %
         Computer Hardware - 0.9 %
800,000  NCR Corp., 7.125%, 6/15/09                           $ 827,219
         Electronic Manufacturing Services - 0.2 %
185,000  Flextronics International, Ltd., 6.5%, 5/15/13       $ 176,675
         Total Technology Hardware & Equipment                $1,003,894
         Utilities - 1.3 %
         Electric Utilities - 0.9 %
 90,000  Commonwealth Edison, 6.15%, 9/15/17                  $  90,535
220,000  Entergy Gulf States, 5.7%, 6/1/15                      214,158
550,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)       545,914
                                                              $ 850,607
         Gas Utilities - 0.1 %
175,000  Southern Union Co., 7.2%, 11/1/66                    $ 175,798
         Multi-Utilities - 0.1 %
115,000  NSG HOLDINGS LLC, 7.75%, 12/15/25 (144A)             $ 113,850
         Total Utilities                                      $1,140,255
         TOTAL CORPORATE BONDS
         (Cost  $14,037,826)                                  $13,685,499
         US GOVERNMENT AGENCY OBLIGATIONS - 75.2%
799,429  Federal Home Loan Mortgage Corp., 4.5%, 11/1/20      $ 769,619
723,887  Federal Home Loan Mortgage Corp., 4.5%, 3/1/20         696,894
446,302  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20         429,660
190,702  Federal Home Loan Mortgage Corp., 4.5%, 4/1/35         177,451
189,401  Federal Home Loan Mortgage Corp., 5.0%, 11/1/34        181,143
936,831  Federal Home Loan Mortgage Corp., 5.0%, 12/1/21        918,532
999,630  Federal Home Loan Mortgage Corp., 5.0%, 6/1/35         955,114
700,657  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35         669,454
639,036  Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         627,531
185,173  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         185,794
460,689  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        462,875
 90,464  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          90,973
173,415  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         174,614
320,282  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         320,921
 16,531  Federal Home Loan Mortgage Corp., 7.0%, 11/1/30         17,190
323,213  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33        324,746
392,853  Federal Home Loan Mortgage Corp.,  6.5%, 11/1/33       403,468
405,605  Federal Home Loan Mortgage Corp.,  5.5%, 11/1/34       397,988
197,984  Federal Home Loan Mortgage Corp.,  6.0%, 5/1/34        198,647
1,809,521Federal Home Loan Mortgage Corp.,  6.0%, 7/1/34       1,815,585
130,363  Federal Home Loan Mortgage Corp.,  6.0%, 4/1/33        130,981
1,500,000Federal Home Loan Mortgage Corp., 6.5%, 10/1/37       1,526,718
2,309,304Federal National Mortgage Association, 4.0%, 3/1/36   2,065,442
364,679  Federal National Mortgage Association, 4.0%, 7/1/18    344,761
253,355  Federal National Mortgage Association, 5.0%, 10/1/20   248,408
189,946  Federal National Mortgage Association, 5.0%, 12/1/21   186,230
417,036  Federal National Mortgage Association, 5.0%, 2/1/22    408,770
394,038  Federal National Mortgage Association, 5.429%, 12/1/3  395,674
842,587  Federal National Mortgage Association, 5.448%, 8/1/36  846,209
909,172  Federal National Mortgage Association, 5.5% , 3/1/36   890,688
180,362  Federal National Mortgage Association, 5.5%, 12/1/18   180,339
341,779  Federal National Mortgage Association, 5.5%, 3/1/25    337,660
243,402  Federal National Mortgage Association, 5.5%, 4/1/19    243,601
398,084  Federal National Mortgage Association, 5.5%, 6/1/33    391,032
1,030,629Federal National Mortgage Association, 5.5%, 9/1/19   1,029,453
459,493  Federal National Mortgage Association, 5.536%, 8/1/36  465,704
106,935  Federal National Mortgage Association, 6.0% 11/1/32    107,564
262,664  Federal National Mortgage Association, 6.0%, 2/1/32    264,557
385,572  Federal National Mortgage Association, 6.0%, 2/1/33    387,841
115,004  Federal National Mortgage Association, 6.0%, 3/1/33    115,680
116,767  Federal National Mortgage Association, 6.0%, 5/1/33    117,357
189,461  Federal National Mortgage Association, 6.0%, 9/15/33   190,418
 85,797  Federal National Mortgage Association, 6.5% 9/1/31      87,944
 15,738  Federal National Mortgage Association, 6.5%, 1/1/31     16,143
 13,667  Federal National Mortgage Association, 6.5%, 10/1/31    14,009
 24,106  Federal National Mortgage Association, 6.5%, 10/1/32    24,689
598,112  Federal National Mortgage Association, 6.5%, 12/1/31   613,081
213,401  Federal National Mortgage Association, 6.5%, 2/1/33    218,558
136,271  Federal National Mortgage Association, 6.5%, 3/1/32    139,564
 22,358  Federal National Mortgage Association, 6.5%, 5/1/31     22,918
108,856  Federal National Mortgage Association, 6.5%, 6/1/31    111,657
279,146  Federal National Mortgage Association, 6.5%, 7/1/34    285,109
152,982  Federal National Mortgage Association, 7.0%, 12/1/31   159,309
 77,033  Federal National Mortgage Association, 7.0%, 5/1/22     79,300
881,758  Federal National Mortgage Association, 6.0%, 7/1/33    886,212
1,435,627Federal National Mortgage Association, 4.5%, 4/1/22   1,382,042
 84,743  Federal National Mortgage Association, 7.0%, 8/1/22     87,209
403,116  Federal National Mortgage Association, 5.0%, 12/1/21   395,242
835,001  Federal National Mortgage Association, 5.5%, 8/1/22    832,540
219,334  Federal National Mortgage Association, 7.0%, 9/1/22    225,718
889,720  Government National Mortgage Association, 5.5%, 3/15/  877,380
791,553  Government National Mortgage Association, 6.0%, 10/15  796,693
260,145  Government National Mortgage Association II, 5.5%, 2/  255,900
147,696  Government National Mortgage Association II, 7.0%, 1/  154,310
538,431 Government National Mortgage Association, 4.5%, 10/15 506,315 1,145,139Government National Mortgage Association, 4.5%, 3/15/ 1,075,904 368,689 Government National Mortgage Association, 4.5%, 3/20/ 344,093
344,555  Government National Mortgage Association, 4.5%, 4/15/  323,723
177,355  Government National Mortgage Association, 4.5%, 4/15/  166,632
174,550  Government National Mortgage Association, 4.5%, 5/15/  163,993
784,581  Government National Mortgage Association, 4.5%, 5/15/  737,145
611,479  Government National Mortgage Association, 4.5%, 8/15/  575,006
269,442  Government National Mortgage Association, 5.0%, 10/15  265,440
692,196  Government National Mortgage Association, 5.0%, 4/15/  670,505
369,862  Government National Mortgage Association, 5.0%, 4/15/  358,082
923,040  Government National Mortgage Association, 5.0%, 5/15/  893,117
124,235  Government National Mortgage Association, 5.0%, 6/15/  120,278
235,510  Government National Mortgage Association, 5.0%, 7/15/  231,903
605,914  Government National Mortgage Association, 5.0%, 9/15/  587,202
879,916  Government National Mortgage Association, 5.5%, 1/15/  867,712
236,623  Government National Mortgage Association, 5.5%, 10/15  237,168
163,812  Government National Mortgage Association, 5.5%, 10/15  161,700
509,217  Government National Mortgage Association, 5.5%, 11/15  502,653
230,693  Government National Mortgage Association, 5.5%, 11/15  227,510
334,587  Government National Mortgage Association, 5.5%, 2/15/  330,138
124,445  Government National Mortgage Association, 5.5%, 6/15/  122,883
732,047  Government National Mortgage Association, 5.5%, 6/15/  722,312
591,521  Government National Mortgage Association, 5.5%, 7/15/  584,095
984,057  Government National Mortgage Association, 5.5%, 7/15/  971,374
104,874  Government National Mortgage Association, 5.5%, 8/15/  103,558
278,092  Government National Mortgage Association, 5.5%, 7/15/  274,601
252,087  Government National Mortgage Association, 5.5%, 8/15/  248,922
 88,064  Government National Mortgage Association, 6.0%, 1/15/   89,379
168,522  Government National Mortgage Association, 6.0%, 1/15/  170,846
172,132  Government National Mortgage Association, 6.0%, 1/15/  173,553
266,161  Government National Mortgage Association, 6.0%, 10/15  268,160
303,242  Government National Mortgage Association, 6.0%, 11/15  306,057
  3,356  Government National Mortgage Association, 6.0%, 12/15    3,372
286,540  Government National Mortgage Association, 6.0%, 3/15/  290,818
422,727  Government National Mortgage Association, 6.0%, 3/15/  429,039
313,457  Government National Mortgage Association, 6.0%, 3/15/  316,045
374,732  Government National Mortgage Association, 6.0%, 3/15/  377,826
460,307  Government National Mortgage Association, 6.0%, 3/15/  464,107
216,835  Government National Mortgage Association, 6.0%, 3/15/  218,752
899,175  Government National Mortgage Association, 6.0%, 3/15/  907,217
437,549  Government National Mortgage Association, 6.0%, 3/15/  440,390
 85,991  Government National Mortgage Association, 6.0%, 4/15/   87,498
243,083  Government National Mortgage Association, 6.0%, 4/15/  246,483
114,457  Government National Mortgage Association, 6.0%, 4/15/  115,402
190,903  Government National Mortgage Association, 6.0%, 4/15/  192,479
279,974  Government National Mortgage Association, 6.0%, 7/15/  271,328
268,964  Government National Mortgage Association, 6.0%, 8/15/  271,287
 89,613  Government National Mortgage Association, 6.0%, 9/15/   90,387
 75,495  Government National Mortgage Association, 6.0%, 9/15/   76,119
872,932  Government National Mortgage Association, 6.0%, 9/15/  879,491
291,950  Government National Mortgage Association, 6.0%, 9/15/  294,360
168,074 Government National Mortgage Association, 6.5%, 1/15/ 171,936 1,000,000Government National Mortgage Association, 6.5%, 10/1/ 1,021,875
 23,976  Government National Mortgage Association, 6.5%, 10/15   24,573
 19,361  Government National Mortgage Association, 6.5%, 5/15/   19,857
 96,794  Government National Mortgage Association, 6.5%, 5/15/   99,116
 19,528  Government National Mortgage Association, 6.5%, 6/15/   20,015
 43,023  Government National Mortgage Association, 7.0%, 10/15   45,042
 31,913  Government National Mortgage Association, 7.0%, 6/15/   33,410
 80,562  Government National Mortgage Association, 7.0%, 9/15/   84,342
 18,676  Government National Mortgage Association, 7.0%, 7/15/   19,558
 36,367  Government National Mortgage Association, I, 7.0%, 3/   38,073
285,795  Government National Mortgage Association, II, 5.5%, 1  285,244
495,000  U.S. Treasury Bonds, 5.125%, 5/15/16                   515,767
500,000  U.S. Treasury Bonds, 4.625%, 3/31/08                   501,172
650,000  U.S. Treasury Bonds, 5.25%, 11/15/28                   681,281
240,000  U.S. Treasury Bonds, 6.25%, 8/15/23                    275,719
850,000  U.S. Treasury Bonds, 7.25%, 5/15/16                   1,011,832
4,219,425U.S. Treasury Inflation Notes, 1.875%, 7/15/15        4,107,678
498,517  U.S. Treasury Inflation Notes, 2.0%, 1/15/16           487,301
463,412  U.S. Treasury Inflation Notes, 3.0%, 7/15/12           482,310
1,137,926U.S. Treasury Inflation Protected Security, 3.375%, 1 1,196,600
400,000  U.S. Treasury Notes, 8.75%, 5/15/17                    526,812
800,000  U.S. Treasury Notes, 3.625%, 1/15/10                   793,875
670,000  U.S. Treasury Notes, 4.5%, 2/15/36                     635,191
625,000  U.S. Treasury Notes, 4.0%, 2/15/15                     608,057
750,000  U.S. Treasury Notes, 4.25%, 11/15/14                   742,793
500,000  U.S. Treasury Notes, 4.5%, 11/15/15                    500,664
1,440,000U.S. Treasury Notes, 4.875%, 2/15/12                  1,482,975
135,000  U.S. Treasury Notes, 5.25%, 2/15/29                    141,497
505,000  U.S. Treasury Notes, 5.375%, 2/15/31                   540,587
840,000  U.S. Treasury Notes, 5.5%, 8/15/28                     906,675
450,000  U.S. Treasury Notes, 7.875%, 2/15/21                   583,805
250,000  U.S. Treasury Notes, 5.0%, 2/15/11                     257,520
550,000  U.S. Treasury Strip, 0.0%, 11/15/13                    423,374
500,000  U.S. Treasury Strip, 0.0%, 5/15/13                     393,848
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS               $67,373,546
         (Cost  $68,016,602)                                  $67,373,546
         MUNICIPAL BONDS - 0.3 %
         Municipal Tobacco - 0.3 %
300,000  Tobacco Settlement Authority Iowa, 6.79%, 6/1/10     $ 306,288
         TOTAL MUNICIPAL BONDS
         (Cost  $300,000)                                     $ 306,288
         TEMPORARY CASH INVESTMENTS - 5.7 %
         Commercial Paper - 5.7 %
2,200,000Banco Bilbao Vizcaya, 5.25%, 10/1/07 (144A)          $2,199,358
2,900,000BNP Paribas Financial, Inc., 5.2%, 10/1/07           $2,899,162
         Total Commercial Paper                               $5,098,520
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $5,098,520)                                   $5,098,520
         TOTAL INVESTMENT IN SECURITIES - 102.2%
         (Cost  $92,560,857) (a)                              $91,490,260
         OTHER ASSETS AND LIABILITIES - (2.2)%                $(1,948,266)
         TOTAL NET ASSETS - 100.0%                            $89,541,994


         Not rated by either S&Por Moody's.

         Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified
         institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $6,470,965 or 7.2% of total net assets.

         At September 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $92,560,857 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $272,394

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (1,342,991)

         Net unrealized loss                                  $(1,070,597)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.